Share based compensation (Details 6)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares
Common Shares
Issuance For Employee Stock Purchase Plan, Shares	304,550	304,550	30,899	30,899
Issuance For Employee Stock Purchase Plan	$ 173,023			$ 14,059
Purchased by Employees | Common Shares
Issuance For Employee Stock Purchase Plan, Shares	127,790	127,790	16,686	16,686
Issuance For Employee Stock Purchase Plan		$ 69,260	$ 7,592
Bonus match by the Company | Common Shares
Issuance For Employee Stock Purchase Plan, Shares	102,641	102,641	14,213	14,213
Issuance For Employee Stock Purchase Plan		$ 48,030	$ 0
Matched by the Company | Common Shares
Issuance For Employee Stock Purchase Plan, Shares	74,119	74,119
Issuance For Employee Stock Purchase Plan		$ 55,733	$ 6,467
Common Shares
Issuance For Employee Stock Purchase Plan, Shares	304,550	304,550	30,899	30,899
Issuance For Employee Stock Purchase Plan	$ 173,023	$ 173,023	$ 14,059